Financial Liabilities - Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings	£ 13					£ 13
Accrued interest included in current borrowings	0					2
Notional amount	1,531					3,130
Undrawn borrowing capacity on revolving credit facility | $				$ 800
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	£ 1,000		$ 1,400			£ 800		$ 1,000
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 300			€ 300		€ 300
Borrowings, interest rate	1.375%	1.375%	1.375%		1.375%	1.375%	1.375%	1.375%
5.375% GBP notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount						£ 350
Borrowings, interest rate						5.375%	5.375%	5.375%